Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Weighted number of outstanding shares	186,479,342	187,827,437	187,382,557	187,522,182
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted)	186,479,342	187,827,437	187,382,557	187,522,182

Profit attributable to ordinary shareholders	129,228	74,640	254,460	139,137
Basic	0.69	0.40	1.36	0.74
Diluted	0.69	0.40	1.36	0.74